Earnings per Share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per Share
Profit attributable to equity holders of SAP SE	€ 5,145	€ 3,321	€ 4,083
Issued ordinary shares	1,229	1,229	1,229
Effect of treasury shares	(46)	(35)	(35)
Weighted average shares outstanding, basic	1,182	1,194	1,194
Dilutive effect of share-based payments	0	0	0
Weighted average shares outstanding, diluted	1,182	1,194	1,194
Earnings per share, basic, attributable to equity holders of SAP SE (in )	€ 4.35	€ 2.78	€ 3.42
Earnings per share, diluted, attributable to equity holders of SAP SE (in )	€ 4.35	€ 2.78	€ 3.42